Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Significant Estimates and Judgments
Significant estimates and judgments have been made in the following areas and are discussed as noted:

Insurance contract and investment contract assumptions and measurement	Note 1 Insurance Contract Liabilities and Investment Contract Liabilities Note 10 Insurance Contract Liabilities and Investment Contract Liabilities
Determination of fair value	Note 1 Basis of Consolidation Note 1 Determination of Fair Value Note 3 Acquisitions Note 5 Total Invested Assets and Related Net Investment Income
Impairment of financial instruments	Note 1 Financial Assets Excluding Derivative Financial Instruments Note 6 Financial Instrument Risk Management
Income taxes	Note 1 Income Taxes Note 20 Income Taxes
Pension plans	Note 1 Pension Plans and Other Post-Retirement Benefits Note 25 Pension Plans and Other Post-Retirement Benefits
Goodwill and intangible assets on acquisition and impairment	Note 1 Goodwill Note 1 Intangible Assets Note 3 Acquisitions Note 9 Goodwill and Intangible Assets
Determination of control for purpose of consolidation	Note 1 Basis of Consolidation Note 16 Interests in Other Entities
Share-based payments	Note 19 Share-Based Payments

Summary of Financial Assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2017	2016
Cash	$1,504	$1,841
Cash equivalents	4,592	4,857
Short-term securities	2,794	1,944
Cash, cash equivalents and short-term securities	8,890	8,642
Less: Bank overdraft, recorded in Other liabilities	140	189
Net cash, cash equivalents and short-term securities	$8,750	$8,453
Gross unrealized gains and gross unrealized losses included in accumulated OCI on AFS debt and equity securities, before the effect of hedge accounting, consist of the following:

As at December 31,			2017		2016
Amortized cost		Gross unrealized gains	Gross unrealized (losses)	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized (losses)	Fair value
Debt securities:
Canadian federal government	$1,873	$1	$(42)	$1,832	$1,676	$10	$(32)	$1,654
Canadian provincial and municipal government	1,136	17	(15)	1,138	1,143	19	(14)	1,148
U.S. government and agency	822	3	(7)	818	714	1	(23)	692
Other foreign government	670	83	(1)	752	683	92	(9)	766
Corporate	5,586	326	(18)	5,894	5,662	254	(33)	5,883
Asset-backed securities:
Commercial mortgage-backed securities	742	9	(7)	744	881	17	(10)	888
Residential mortgage-backed securities	400	3	(5)	398	507	3	(9)	501
Collateralized debt obligations	413	1	—	414	305	1	—	306
Other	654	9	(1)	662	592	1	(10)	583
Total debt securities	12,296	452	(96)	12,652	12,163	398	(140)	12,421
Equity securities	746	200	(4)	942	594	172	(8)	758
Total AFS debt and equity securities	$13,042	$652	$(100)	$13,594	$12,757	$570	$(148)	$13,179
The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities – fair value through profit or loss	Debt securities – available-for-sale	Equity securities – fair value through profit or loss	Equity securities – available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2017
Beginning balance	$442	$191	$144	$7	$1,544	$6,592	$8,920	$865	$9,785
Included in net income(1)(3)(5)	(3)	(1)	7	—	(59)	158	102	60	162
Included in OCI(3)	—	—	—	—	18	—	18	—	18
Purchases	180	215	34	32	505	448	1,414	302	1,716
Sales	(41)	(2)	(7)	—	(318)	(277)	(645)	(77)	(722)
Settlements	(66)	(5)	(7)	—	—	—	(78)	(1)	(79)
Transfers into Level 3(2)(6)	204	—	—	—	49	259	512	—	512
Transfers (out) of Level 3(2)	(284)	(262)	—	—	—	—	(546)	—	(546)
Foreign currency translation(4)	(15)	—	(4)	(1)	(18)	(113)	(151)	5	(146)
Ending balance	$417	$136	$167	$38	$1,721	$7,067	$9,546	$1,154	$10,700
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$—	$—	$8	$—	$(59)	$147	$96	$27	$123

December 31, 2016
Beginning balance	$527	$105	$170	$—	$1,106	$6,540	$8,448	$765	$9,213
Included in net income(1)(3)(5)	(3)	1	(15)	—	7	70	60	24	84
Included in OCI(3)	—	—	—	—	(11)	—	(11)	—	(11)
Purchases	239	175	74	7	615	404	1,514	247	1,761
Sales	(30)	(3)	(1)	—	(175)	(346)	(555)	(66)	(621)
Settlements	(64)	(50)	(46)	—	—	—	(160)	(1)	(161)
Transfers into Level 3(2)	82	6	—	—	—	—	88	—	88
Transfers (out) of Level 3(2)	(298)	(40)	(37)	—	—	—	(375)	(10)	(385)
Foreign currency translation(4)	(11)	(3)	(1)	—	2	(76)	(89)	(94)	(183)
Ending balance	$442	$191	$144	$7	$1,544	$6,592	$8,920	$865	$9,785
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(5)	$—	$(15)	$—	$7	$90	$77	$20	$97

(1)	Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.

(2)
Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.

(3)
Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.

(4)	Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.

(5)
Investment properties included in net income is comprised of fair value changes on investment properties of $211 ($126 in 2016) net of amortization of leasing commissions and tenant inducements of $53 ($56 in 2016).

(6) Transfers into Level 3 in Investment properties includes the reclassification of our former head office location in the second quarter of 2017, previously classified as owner-occupied with a fair value of $259 at the time of transfer from Other assets to Investment properties. The reclassification recognized a revaluation surplus of $172, which was recorded as an increase of $139 of accumulated other comprehensive income, net of taxes of $33.

The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$8,890	$8,890	$8,642	$8,642
Debt securities – fair value through profit or loss	59,967	59,967	59,466	59,466
Debt securities – available-for-sale	12,652	12,652	12,421	12,421
Equity securities – fair value through profit or loss	5,078	5,078	5,016	5,016
Equity securities – available-for-sale	942	942	758	758
Mortgages and loans	42,805	45,406	40,775	43,104
Derivative assets	1,478	1,478	1,608	1,608
Other invested assets – fair value through profit or loss(1)	2,211	2,211	2,041	2,041
Other invested assets – available-for-sale(1)	562	562	623	623
Policy loans	3,106	3,106	3,141	3,141
Total financial assets(2)	$137,691	$140,292	$134,491	$136,820

(1)	Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds, and limited partnerships.

(2)
Invested assets on our Consolidated Statements of Financial Position of $146,139 ($142,350 as at December 31, 2016) includes Total financial assets in this table, Investment properties of $7,067 ($6,592 as at December 31, 2016), and Other invested assets – non-financial assets of $1,381 ($1,267 as at December 31, 2016).

The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,366	$1,832	$5,198	$3,117	$1,654	$4,771
Canadian provincial and municipal government	12,158	1,138	13,296	11,452	1,148	12,600
U.S. government and agency	1,231	818	2,049	1,198	692	1,890
Other foreign government	5,361	752	6,113	5,578	766	6,344
Total government issued or guaranteed debt securities	22,116	4,540	26,656	21,345	4,260	25,605
Corporate debt securities by industry sector:
Financials	7,856	1,705	9,561	7,757	1,546	9,303
Utilities and energy	10,413	1,005	11,418	10,541	1,076	11,617
Telecommunication services	1,763	298	2,061	1,786	288	2,074
Consumer staples and discretionary	4,272	960	5,232	4,718	1,135	5,853
Industrials	4,090	707	4,797	4,103	708	4,811
Real estate	2,213	366	2,579	1,977	324	2,301
Other	3,563	853	4,416	3,571	806	4,377
Total corporate debt securities	34,170	5,894	40,064	34,453	5,883	40,336
Asset-backed securities	3,681	2,218	5,899	3,668	2,278	5,946
Total debt securities	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887

The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Canada	$24,132	$4,114	$28,246	$22,507	$3,589	$26,096
United States	20,758	5,719	26,477	21,469	5,910	27,379
United Kingdom	5,319	590	5,909	5,621	659	6,280
Other	9,758	2,229	11,987	9,869	2,263	12,132
Balance	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887
The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2017	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$2,027	$2,264	$—	$—	$4,291
Office	1,898	2,363	—	—	4,261
Multi-family residential	3,214	1,368	—	—	4,582
Industrial and land	670	990	—	—	1,660
Other	581	118	—	—	699
Total mortgages(1)	$8,390	$7,103	$—	$—	$15,493
Loans	$13,265	$9,542	$1,678	$2,827	$27,312
Total mortgages and loans	$21,655	$16,645	$1,678	$2,827	$42,805

(1) $3,171 of mortgages in Canada are insured by the Canada Mortgage and Housing Corporation.

As at December 31, 2016	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$2,176	$2,304	$—	$—	$4,480
Office	1,816	2,592	—	—	4,408
Multi-family residential	3,067	1,113	—	—	4,180
Industrial and land	719	1,006	—	—	1,725
Other	456	147	—	—	603
Total mortgages(1)	$8,234	$7,162	$—	$—	$15,396
Loans	$13,120	$8,562	$803	$2,894	$25,379
Total mortgages and loans	$21,354	$15,724	$803	$2,894	$40,775

(1) $2,936 of mortgages in Canada are insured by the Canada Mortgage and Housing Corporation.
The contractual maturities of debt securities are shown in the following table. Debt securities that are not due at a single maturity date are included in the tables in the year of final maturity. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2017			2016
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Due in 1 year or less	$1,432	$1,053	$2,485	$1,741	$878	$2,619
Due in years 2-5	7,903	3,465	11,368	7,780	3,406	11,186
Due in years 6-10	10,148	3,177	13,325	10,227	3,039	13,266
Due after 10 years	40,484	4,957	45,441	39,718	5,098	44,816
Total debt securities	$59,967	$12,652	$72,619	$59,466	$12,421	$71,887

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2017	2016
Due in 1 year or less	$931	$1,196
Due in years 2-5	4,829	4,608
Due in years 6-10	6,963	6,659
Due after 10 years	2,792	2,956
Total mortgages	$15,515	$15,419

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2017	2016
Due in 1 year or less	$1,806	$1,655
Due in years 2-5	6,350	6,234
Due in years 6-10	4,968	4,783
Due after 10 years	14,216	12,714
Total loans	$27,340	$25,386